UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22599

American Real Estate Income Fund

(Exact name of registrant as specified in charter)

405 Park Avenue, 14th Floor, New York, New York  10022

(Address of principal executive offices) (Zip code)

John H. Grady, President, Treasurer and Secretary

405 Park Avenue, 14th Floor, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:

212-415-6500

Date of fiscal year end:

3/31

Date of reporting period: 9/30/14

Item 1.  Report to Shareholders.

AMERICAN REAL ESTATE INCOME FUND

Semi-Annual Report

September 30, 2014

www.arcincomefunds.com
1-866-271-9244

Distributed by Realty Capital Securities, LLC
Member FINRA/SIPC.

American Real Estate Income Fund
Portfolio Review (Unaudited)
September 30, 2014

The Fund’s performance figures* for the period ended September 30, 2014, compared to its benchmark:

Since Inception[1]
American Real Estate Income Fund	0.00%
American Real Estate Income Fund with load**	0.00%
FTSE NAREIT All Equity REITs Index[2]	0.00%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. The Fund’s total annual operating expense is 4.36% per the prospectus dated September 9, 2014.

**	American Real Estate Income Fund with load total return is calculated using the maximum sales charge of 6.00%.

1	American Real Estate Income Fund inception date is May 5, 2014 however the Fund operations have not commenced.

2	The FTSE/NAREIT All Equity REITs Index is a market capitalization weighted return index of all U.S. REITS that exceed minimum liquidity criteria concerning, market cap, shares outstanding, trading volume and per share market price. Investors cannot invest directly in an index or benchmark.

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

Holdings by type of Investment	% of Net Assets
Short Term Investment	100.00%
100.00%

Please refer to the Portfolio of Investment in this Semi-Annual Report for detailed analysis of the Fund’s Holdings.

1

American Real Estate Income Fund
Portfolio of Investments (Unaudited)
September 30, 2014

Shares		Value
	SHORT-TERM INVESTMENTS - 100.0%
5,100,804	BlackRock Liquidity Funds T-Fund Portfolio, 0.01%^	$5,100,804
	TOTAL SHORT-TERM INVESTMENTS (Cost - $5,100,804)	5,100,804

	TOTAL INVESTMENTS - 100.0% (Cost - $5,100,804)(a)	$5,100,804
	OTHER ASSETS LESS LIABILITIES - 0.0%	200
	NET ASSETS - 100.0%	$5,101,004

^	Rate shown represents the rate at September 30, 2014, is subject to change and resets daily.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $5,100,804 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$—
Unrealized depreciation	—
Net unrealized appreciation	$—

See accompanying notes to financial statements.

2

American Real Estate Income Fund
Statement Of Assets and Liabilities (Unaudited)
September 30, 2014

ASSETS
Investment securities:
At cost	$5,100,804
At value	$5,100,804
Deferred offering costs	207,233
Prepaid expenses and other assets	200
TOTAL ASSETS	5,308,237

LIABILITIES
Payable to affiliates	204,327
Accrued expenses and other liabilities	2,906
TOTAL LIABILITIES	207,233
NET ASSETS	$5,101,004

NET ASSETS CONSIST OF:
Paid in capital	$5,101,000
Undistributed net investment income	4
NET ASSETS	$5,101,004

NET ASSET VALUE PER SHARE:
Net Assets	$5,101,004
Shares of beneficial interest outstanding [$0 par value, $100,000,000 shares authorized]	510,100
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.00
Maximum offering price per share (maximum sales charge of 6.00%)	$10.64

The inception date of American Real Estate Income Fund is May 5, 2014, however Fund operations have not commenced (see Note 1).

See accompanying notes to financial statements.

3

American Real Estate Income Fund
Statement of Operations (Unaudited)
For the Period Ended September 30, 2014 (a)

INVESTMENT INCOME
Interest	4
TOTAL INVESTMENT INCOME	4
EXPENSES
Investment advisory fees	2,759
Organizational Costs	237,378
Offering costs	142,953
Compliance officer fees	16,002
Professional	16,002
TOTAL EXPENSES	415,094

Less: Fees waived/reimbursed by the Adviser	(415,094)

NET EXPENSES	—

NET INVESTMENT INCOME	4

NET INCREASE IN NET ASSETS	$4

(a)	The inception date of American Real Estate Income Fund is May 5, 2014, however Fund operations have not commenced (see Note 1).

See accompanying notes to financial statements.

4

American Real Estate Income Fund
Statement of Changes in Net Assets (Unaudited)

Period Ended
September 30, 2014 (a)
(Unaudited)
FROM OPERATIONS
Net investment income	$4
Net increase in net assets resulting from operations	4

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	5,001,000
Payments for shares redeemed:	—
Net increase in net assets from shares of beneficial interest	5,001,000

NET INCREASE IN NET ASSETS	5,001,004

NET ASSETS
Beginning of Period	100,000
End of Period*	$5,101,004
* Includes undistributed net investment income of:	$4

SHARE ACTIVITY
Class A:
Shares Sold	500,100
Net increase in shares of beneficial interest outstanding	500,100

(a)	The inception date of American Real Estate Income Fund is May 5, 2014, however Fund operations have not commenced (see Note 1).

See accompanying notes to financial statements.

5

American Real Estate Income Fund
Financial Highlights (Unaudited)
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Period Ended
September 30, 2014 (1)
Net asset value, beginning of period	$10.00

Activity from investment operations:
Net investment Income (2)	0.00 (3)
Total from investment operations	0.00

Net asset value, end of period	$10.00

Total return (4,5)	0.00%

Net assets, at end of period (000s)	$5,101

Ratio of gross expenses to average net assets (6,7)	165.49%
Ratio of net expenses to average net assets (6,7)	0.00%
Ratio of net investment income to average net assets (6,7)	0.00%
Portfolio Turnover Rate (5)	0%

(1)	American Real Estate Income Fund inception date is May 5, 2014, however Fund operations have not commenced.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount represents less than $.01.

(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees. If the Adviser did not reimburse/waive Fund expenses, total return would have been lower.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(7)	Annualized.

See accompanying notes to financial statements.

6

American Real Estate Income Fund
Notes to Financial Statements (Unaudited)
September 30, 2014

1.	ORGANIZATION

American Real Estate Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund was organized as a Delaware statutory trust on March 23, 2011 and did not have any operations from that date until January 3, 2014, other than those relating to organizational matters and registration of its shares under applicable securities law. The Funds inception date is May 5, 2014, but has not yet commenced operations as of September 30, 2014. Commencement of operations will occur when the Fund trades within its stated objective

SEL Asset Management, LLC (the “Adviser”) serves as the Fund’s investment adviser and National Fund Advisors, LLC (the “Sub-Adviser”) serves as the Fund’s investment sub-adviser.

The Fund will engage in a continuous offering, up to a maximum of 100 million shares of beneficial interest, and will operate as an interval fund that will offer to make quarterly repurchases of shares at the Fund’s net asset value (“NAV”). The Fund’s initial offering price is $10.00 per share and the shares are offered subject to a maximum sales charge of 6.00% of the offering price. AR Capital, LLC, an affiliate of our Sub-Adviser initially capitalized the Fund on January 3, 2014 at $10.00 per share. The sales charge was waived in the initial funding.

The Fund’s investment objective is to generate income, with capital appreciation as a secondary objective. The Fund will pursue this objective through an investment strategy that concentrates on investments in the real estate industry.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean of the closing bid and asked prices for the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s fair value team using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

Valuation of Public Non-Traded REITs – The Fund invests a significant portion of its assets in public non-traded real estate investment trusts (“Public Non-Traded REITs”). The Public Non-Traded REITs do not timely report periodic NAVs and therefore cannot be valued using the practical expedient. The Adviser’s fair value team determines the fair value of Public Non-Traded REITs by considering various factors such as the most recent published NAV, the transaction price, secondary

7

American Real Estate Income Fund
Notes to Financial Statements (Unaudited) (Continued)
September 30, 2014

market trades, shareholder redemption and dividend reinvestment programs, discounted cash flows and potentially illiquidity discounts.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments	5,100,804	—	—	5,100,804
Total Assets	$5,100,804	$—	$—	$5,100,804

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the period.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed quarterly. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in real estate investment trusts (“REITS”) are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts

8

American Real Estate Income Fund
Notes to Financial Statements (Unaudited) (Continued)
September 30, 2014

for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax year 2015. The Fund identifies its major tax jurisdictions as U.S. federal, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term investments, for the period ended September 30, 2014 amounted to $0 and $0, respectively.

4.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – The Adviser is entitled to receive a monthly fee equal to the annual rate of 1.10% of the Fund’s average daily net assets.

Pursuant to a sub-advisory agreement between the Adviser and Sub-adviser, the Sub-Adviser is entitled to receive a monthly fee equal to the annual rate of 1.00% of the Fund’s average daily net assets attributable to that portion of the Fund’s portfolio that has been allocated to the Sub-Adviser by the Adviser. The Sub-Adviser’s fee will be paid by the Adviser out of the fee the Adviser receives from the Fund, and will not impact the Fund’s expenses.

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”), under which the Adviser has agreed contractually to waive its fees and to pay or absorb the direct, ordinary operating expenses of the Fund (including offering and organizational expenses, but excluding interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses), to the extent that they exceed 2.50% per annum of the Fund’s average daily net assets (the “Expense Limitation”). In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed. Any waiver or reimbursement of fees by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which such waiver or reimbursement occurred; provided, however, that (i) the Fund is able to make such repayment without exceeding the Expense Limitation in place at the time the fees being repaid were waived, and (ii) such repayment is approved by the Board. The Adviser has voluntarily waived expenses on the Fund through September 30, 2014 at 0.00%.

The Fund has adopted a Shareholder Services Plan (the “Plan”). The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate not to exceed 0.25% of the average daily net asset value of the Fund and is paid to Realty Capital Securities, LLC (the “Distributor”).

9

American Real Estate Income Fund
Notes to Financial Statements (Unaudited) (Continued)
September 30, 2014

The Distributor acts as the Fund’s principal underwriter and acts as the distributor of the Fund’s shares. The Distributor is an affiliate of the Sub-Adviser. For the period ended September 30, 2014, the Distributor received $0 in underwriting commissions, of which $0 was retained by the principal underwriter or other affiliated broker-dealers.

Trustees – Each Trustee who is not an interested person of the Fund or the Adviser will receive a yearly retainer of $30,000 and a per meeting fee of $2,000, as well as reimbursement for any reasonable expenses incurred attending the meetings to be paid at the end of each calendar quarter. No “interested persons” who serve as Trustees of the Fund will receive any compensation for their services as Trustees. None of the executive officers receive compensation from the Fund.

Pursuant to an agreement with Vigilant Compliance, LLC (“Vigilant”) an employee of Vigilant serves as the Chief Compliance Officer and Chief Financial Officer of the Fund. For the provision of these services, Vigilant receives compensation for these services. For the period ended September 30, 2014, the amounts accrued for payment to Vigilant for these services were $16,002 for Chief Compliance Officer and $16,002 for Chief Financial Officer. These amounts are shown in the Statement of Operations under “Professional fees” and “Compliance officer fees”.

Pursuant to a separate servicing agreement with RCS Advisory Services, LLC (“RCS”) the Administrator of the Fund and an affiliate of the Sub-Adviser, the Fund pays RCS customary fees for providing administration and fund accounting services to the Fund. RCS has entered into a contract with Gemini Fund Services (“GFS”) pursuant to which GFS serves as sub-administrator and provides sub-fund accounting services and performs many of the administrative services for the Trust. RCS pays Gemini from the fees received from the Fund. For the period ended September 30, 2014 RCS or Gemini did not charge any fees. These amounts will be shown in Funds’ Statement of Operations under “Administration services fees” and “Accounting services fees.”

Pursuant to a separate serving agreement with American National Stock Transfer, LLC (“ANST”), ANST serves as the Transfer Agent for the Fund. ANST has entered into an agreement with GFS to serve as sub-transfer agent to the Fund. ANST pays Gemini from the fees received from the Fund. For the period ended ANST or Gemini did not charge any fees. These amounts will be shown in Funds’ Statement of Operations under “Transfer Agency expenses.”

5.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2014, the company that held more than 25% of the voting securities of the Fund, and may be deemed to control the Fund was AR Capital LLC, owning 49%, and RCS Capital Corp., owning 49% of the Fund.

6.	SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements, except that the Fund Commenced operations on October 1, 2014.

10

American Real Estate Income Fund
Expense Example (Unaudited)
September 30, 2014

As a shareholder of the American Real Estate Income Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the American Real Estate Income Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2014 through September 30, 2014.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Account	Expense Ratio	Account	Paid During
	Value 05/05/14*	For the period	Value 09/30/14	the Period**
Actual
	$1,000.00	0.00%	$1,000.00	$—

	Beginning	Annualized	Ending	Expenses
	Account	Expense Ratio	Account	Paid During
	Value 4/01/14	For the period	Value 09/30/13	the Period****
Hypothetical***
	$1,000.00	0.00%	$1,025.07	$—

*	From May 5, 2014 (commencement of operations) to September 30, 2014.

**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 149/365 to reflect the period since inception 05/05/14 through 09/30/14.

***	Please note that while the Fund commenced operation on May 5, 2014, the hypothetical expenses paid during the period reflect projected activity for the full six month period for the purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period April 1, 2014 to September 30, 2014.

****	Expenses are equal to the Fund’s annualized expense ratio multiplied by 183/365 to reflect the number of days in the period.
11

Investment Adviser

SEL Asset Management, LLC
1235 Westlakes Drive, Suite 29
Berwyn, PA 19312

Sub-Adviser

National Fund Advisors, LLC
405 Park Avenue
New York, NY 10022

Administrator

RCS Advisory Services, LLC
405 Park Avenue
New York, NY 10022

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the most recent period ended June 30, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies, is available without charge, upon request, by calling 1-866-271-9244 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. A description of the policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-271-9244.

This information is for the use with concurrent or prior delivery of the Fund’s prospectus. An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. Please read the Fund’s prospectus carefully before investing. A copy of the Fund’s prospectus is available at www.arcincomefunds.com or by calling 1-866-271-9244.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6.  Schedule of Investments.

See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.   Submission of Matters to a Vote of Security Holder.

None.

Item 11. Controls and Procedures.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Real Estate Income Fund

By /s/ John H. Grady

       John H. Grady, President, Treasurer and Secretary

Date

12/10/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ John H. Grady

       John H. Grady, President, Treasurer and Secretary

Date

12/10/14

By /s/ Gerard Scarpati

       Gerard Scarpati, Chief Financial Officer

Date

12/10/14